Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 489,291	$ 441,897	$ 363,746
Operating cost and expenses
Integrated service cost		(241,510)	(226,172)	(209,553)
Promotional service expenses		(197,045)	(164,262)	(112,504)
Selling expenses		(18,900)	(22,587)	(20,578)
General and administrative expenses		(18,990)	(46,995)	(22,462)
Research and development expenses		(8,961)	(40,244)	(14,111)
Total operating costs and expenses		(485,406)	(500,260)	(379,208)
Operating (loss)/income		3,885	(58,363)	(15,462)
Other income/(expenses)
Financial expenses, net		(4,239)	(4,529)	(4,435)
Investment income		152	784	518
Change of fair value of warrant liabilities		897	(286)	(629)
Other income/(loss), net		(2,748)	794	5,001
Total other income/(expenses), net	[1]	(5,938)	(3,237)	455
Loss before income tax expense		(2,053)	(61,600)	(15,007)
Income tax expense		(346)	(2,853)	(2,572)
Net loss		(2,399)	(64,453)	(17,579)
Less: Net income attributable to non-controlling interests		1,543	4,210	9,333
Net loss attributable to the Company’s ordinary shareholders		$ (3,942)	$ (68,663)	$ (26,912)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)		$ (0.04)	$ (0.72)	$ (0.31)
Diluted (in Dollars per share)		$ (0.04)	$ (0.72)	$ (0.31)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)		102,081,873	95,996,861	85,441,057
Diluted (in Shares)		102,081,873	95,996,861	85,441,057
Other comprehensive (loss)/income
Foreign currency translation difference		$ 2,818	$ (1,524)	$ (1,137)
Total other comprehensive (loss)/income		2,818	(1,524)	(1,137)
Total comprehensive (loss)/income		419	(65,977)	(18,716)
Less: total comprehensive income attributable to non-controlling interest		4,075	2,751	8,087
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders		(3,656)	(68,728)	(26,803)
Auto eInsurance service
Revenues
Revenues		212,568	170,549	118,109
Technology service
Revenues
Revenues		53,619	44,892	30,658
Auto service
Revenues
Revenues		$ 223,104	$ 226,456	$ 214,979

[1]	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.